NOTE 21. Due to/from Affiliates (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Due from affiliates		$ 7,904
Due to affiliates	65,595	42,696
Mr. Li
Due to affiliates	144	143
Honest Best
Due to affiliates		31,343
Alliance Rich
Due to affiliates	56,170
Hebei Kaiyuan
Due to affiliates	1,162	1,074
Kaiyuan Shengrong
Due from affiliates		7,904
Due to affiliates	8,110	3,244
Smart Success
Due to affiliates	9	9
AutoChina Inc
Due to affiliates		$ 6,883